Intangible Assets and Goodwill - Schedule of Amounts Related to Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Related to Intangible Assets [Line Items]
Gross Carrying Amount	$ 16,991	$ 16,991	$ 16,991
Accumulated Amortization	(7,243)	(4,915)	(1,811)
Net Carrying Amount	9,748	12,076	15,180
Non-compete agreement with founder [Member]
Schedule of Amounts Related to Intangible Assets [Line Items]
Gross Carrying Amount		3,251	3,251
Accumulated Amortization		(1,716)	(632)
Net Carrying Amount		1,535	2,619
Website domain name and trademark [Member]
Schedule of Amounts Related to Intangible Assets [Line Items]
Gross Carrying Amount	1,009	1,009	1,009
Accumulated Amortization	(471)	(320)	(118)
Net Carrying Amount	538	689	891
Technology and licensed patents [Member]
Schedule of Amounts Related to Intangible Assets [Line Items]
Gross Carrying Amount	12,731	12,731	12,731
Accumulated Amortization	(4,244)	(2,880)	(1,061)
Net Carrying Amount	8,487	9,851	$ 11,670
Previously Reported [Member] | Non-compete agreement with founder [Member]
Schedule of Amounts Related to Intangible Assets [Line Items]
Gross Carrying Amount	3,251	3,251
Accumulated Amortization	(2,528)	(1,715)
Net Carrying Amount	$ 723	$ 1,536